AMERICAN INDEPENDENCE FUNDS TRUST

1345 Avenue of the Americas, 2nd Floor

New York, NY 10105

(212) 488-1331

December 27, 2016	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
SEC File Numbers: 811-21757; 333-124214

Mr. Grzeskiewicz:

On behalf of the American Independence Funds Trust (the “Trust”), we are filing a Preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. Shareholders of each series (each a “Fund” and collectively “Funds”) in the Trust are being asked to approve the following proposals:

1.      To approve a new Investment Advisory Agreement between the Trust and RiskX Investments, LLC (“RiskX Investments” or the “Adviser”); and

2.      To approve new Investment Sub-Advisory Agreements between RiskX Investments and the sub-adviser for each Fund on behalf of the Fund; and

3.      To approve an additional Investment Sub-Advisory Agreement between RiskX Investments and Manifold Partners, LLC on behalf of each of the Funds (except the American Independence Multi-Manager International Fund), pursuant to which Manifold will assist the Adviser by providing risk oversight services; and

4.      To approve a manager-of-managers authority for the Adviser. If this authority is approved, RiskX Investments may, subject to approval of the Board of Trustees of the Trust, enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

Proposals 1, 2, and 3 are driven by a pending change in control of the Adviser (the “Transaction”). The Board of Directors of RiskX Investments approved the pending acquisition of the Adviser by Manifold Partners, LLC on August 31, 2016.  The Transaction is expected to close in the first quarter of 2017 and is subject to approval by shareholders of the registered investment companies for which RiskX Investments serves as investment adviser and satisfaction of other customary closing conditions.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We understand that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Trust may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact me at 646-747-3490 should you have any questions pertaining to this filing.

                                                                                                Very truly yours,

                                                                                                /s/ John J. Pileggi

                                                                                                John J. Pileggi

                                                                                                President

enclosure